PREFERRED SHARES (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 16, 2004	Sep. 25, 2008	Aug. 11, 2011
Temporary Equity [Line Items]
Share price	$ 8.60
Stock issuance costs	$ 4,031,356
Accretion of convertible redeemable preferred shares	576,431	44,360,060	26,545,560
Additional Paid-in Capital [Member]
Temporary Equity [Line Items]
Accretion of convertible redeemable preferred shares	495,159	843,595	129,431
Conversion of convertible redeemable preferred shares	111,929,780
Series A [Member]
Temporary Equity [Line Items]
Shares issued during period				8,571,430
Value of shares issued during period				500,000
Share price				$ 0.05833
Series B [Member]
Temporary Equity [Line Items]
Shares issued during period					5,630,630
Value of shares issued during period					5,000,000
Share price					$ 0.888
Accretion of convertible redeemable preferred shares	576,431	2,072,284	1,804,179
Conversion of debt					1,500,000
Shares issued for debt conversion					1,689,190
Series C [Member]
Temporary Equity [Line Items]
Shares issued during period						10,914,852
Value of shares issued during period						19,974,179
Share price						$ 1.83
Stock issuance costs						218,376
Accretion of convertible redeemable preferred shares		42,287,776	24,741,381
Class B [Member] | Ordinary Shares [Member]
Temporary Equity [Line Items]
Accretion of convertible redeemable preferred shares
Shares issued for conversion of convertible redeemable preferred shares	25,430,831
Conversion of convertible redeemable preferred shares	$ 25,431